Provision for rehabilitation and closure costs	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provision for rehabilitation and closure costs	Provision for rehabilitation and closure costs

	December 31, 2023	December 31, 2022
Balance, beginning of year	22,172	$19,037
Change in estimates	3,455	1,854
Accretion expense	2,703	2,191
Settled	(3,344)	(2,238)
Foreign exchange	1,701	1,328
Balance, end of year	$26,687	$22,172

Caraíba Operations	$21,372	$18,026
Tucumã Project	1,365	558
Xavantina Operations	3,950	3,588
Total	$26,687	$22,172

Provision for rehabilitation and closure costs is measured using management’s assumptions and estimates for future cash outflows in relation to mine closure and rehabilitation activities based on known disturbances as at the reporting date, known legal requirements and cost estimates prepared by a third-party specialist.
Management used a pre-tax discount rates in the range of 8.50% – 9.79% (2022 – 8.50% - 11.86%) and an inflation factor in the range of 3.50% - 3.90% (2022 – 3.25% - 5.31%) in preparing the Company’s provision for rehabilitation and closure costs. The cash expenditures are expected to commence upon projected closure and occur over a period of time, which for the Caraíba Operations is in a range from 2024 to 2051, for the Xavantina Operations is 2029 to 2037, and for the Tucumã Project is from 2036 to 2041.